UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS BATTERYMARCH MANAGED VOLATILITY INTERNATIONAL DIVIDEND FUND

FORM N-Q

DECEMBER 31, 2014

QS BATTERYMARCH MANAGED VOLATILITY INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited)	December 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.0%
CONSUMER DISCRETIONARY - 9.4%
Diversified Consumer Services - 0.6%
Benesse Holdings Inc.	600	$17,823	(a)

Hotels, Restaurants & Leisure - 0.3%
Restaurant Brands International Inc.	241	9,429	*

Household Durables - 0.9%
Berkeley Group Holdings PLC	800	30,655	(a)

Media - 4.0%
RTL Group SA	200	18,822	(a)
SES, ADR	883	31,674	(a)
Shaw Communications Inc., Class B Shares	1,000	26,984
Sky PLC	1,611	22,422	(a)
Thomson Reuters Corp.	700	28,240

Total Media		128,142

Multiline Retail - 1.0%
Canadian Tire Corp., Ltd., Class A Shares	302	31,905

Specialty Retail - 1.8%
Nitori Holdings Co., Ltd.	500	26,869	(a)
USS Co., Ltd.	2,000	30,778	(a)

Total Specialty Retail		57,647

Textiles, Apparel & Luxury Goods - 0.8%
Yue Yuen Industrial Holdings Ltd.	7,506	26,976	(a)

TOTAL CONSUMER DISCRETIONARY		302,577

CONSUMER STAPLES - 15.6%
Food & Staples Retailing - 7.6%
Aeon Co., Ltd.	1,500	15,098	(a)
Colruyt SA	500	23,185	(a)
Delhaize Group	440	31,963	(a)
Empire Co., Ltd., Class A Shares	300	22,625
FamilyMart Co., Ltd.	560	20,906	(a)
J Sainsbury PLC	4,400	16,728	(a)
Koninklijke Ahold NV	1,540	27,375	(a)
Lawson Inc.	400	24,187	(a)
Metro Inc., Class A Shares	295	23,690
Tesco PLC	1,956	5,692	(a)
William Morrison Supermarkets PLC	6,561	18,672	(a)
Woolworths Ltd.	600	14,949	(a)

Total Food & Staples Retailing		245,070

Food Products - 3.5%
Nestle SA, Registered Shares	450	32,986	(a)
Suedzucker AG	800	11,580	(a)
Unilever PLC	800	32,497	(a)
Want Want China Holdings Ltd.	9,043	11,863	(a)
Yamazaki Baking Co., Ltd.	2,000	24,677	(a)

Total Food Products		113,603

Household Products - 1.3%
Kimberly-Clark de Mexico SAB de CV, Class A Shares	5,176	11,265
Reckitt Benckiser Group PLC	372	30,010	(a)

Total Household Products		41,275

Personal Products - 0.7%
Shiseido Co., Ltd.	1,500	21,005	(a)

Tobacco - 2.5%
British American Tobacco PLC	517	28,091	(a)
Imperial Tobacco Group PLC	732	32,056	(a)

See Notes to Schedule of Investments.

QS BATTERYMARCH MANAGED VOLATILITY INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Tobacco - (continued)
Japan Tobacco Inc.	700	$19,221	(a)

Total Tobacco		79,368

TOTAL CONSUMER STAPLES		500,321

ENERGY - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
China Petroleum & Chemical Corp., Class H Shares	26,000	21,050	(a)
Keyera Corp.	478	33,354
Pembina Pipeline Corp.	300	10,933
Royal Dutch Shell PLC, Class B Shares	800	27,483	(a)
Total SA	400	20,624	(a)

TOTAL ENERGY		113,444

FINANCIALS - 21.7%
Banks - 8.8%
Banco Santander SA	3,469	29,007	(a)
Bank of China Ltd., Class H Shares	48,000	26,875	(a)
Bendigo and Adelaide Bank Ltd.	2,157	22,418	(a)
China Construction Bank Corp., Class H Shares	28,109	22,806	(a)
China Minsheng Banking Corp. Ltd., Class H Shares	20,577	26,833	(a)
Commonwealth Bank of Australia	325	22,571	(a)
Gunma Bank Ltd.	4,000	25,947	(a)
HSBC Holdings PLC	2,300	21,736	(a)
National Bank of Canada	684	29,107
Oversea-Chinese Banking Corp., Ltd.	3,000	23,578	(a)
Toronto-Dominion Bank	680	32,490

Total Banks		283,368

Diversified Financial Services - 0.7%
First Pacific Co., Ltd.	23,829	23,491	(a)

Insurance - 9.0%
Admiral Group PLC	1,100	22,527	(a)
Amlin PLC	3,954	29,250	(a)
Catlin Group Ltd.	3,300	34,315	(a)
Fairfax Financial Holdings Ltd.	65	34,060
Hannover Rueck SE	300	27,212	(a)
Hiscox Ltd.	2,297	25,790	(a)
Lancashire Holdings Ltd.	1,900	16,468	(a)
Swiss Re AG	250	20,918	*(a)
Talanx AG	850	25,986	(a)
Trygvesta A/S	270	30,187	(a)
Zurich Insurance Group AG	70	21,920	*(a)

Total Insurance		288,633

Real Estate Investment Trusts (REITs) - 1.0%
Link REIT	5,192	32,377	(a)

Real Estate Management & Development - 2.2%
Daito Trust Construction Co., Ltd.	300	33,968	(a)
PSP Swiss Property AG, Registered Shares	200	17,221	*(a)
Swiss Prime Site AG, Registered Shares	270	19,783	*(a)

Total Real Estate Management & Development		70,972

TOTAL FINANCIALS		698,841

HEALTH CARE - 10.1%
Health Care Providers & Services - 0.7%
Miraca Holdings Inc.	500	21,547	(a)

Pharmaceuticals - 9.4%
AstraZeneca PLC	286	20,119	(a)
Chugai Pharmaceutical Co., Ltd.	1,000	24,582	(a)
Eisai Co., Ltd.	800	30,999	(a)
GlaxoSmithKline PLC	1,137	24,326	(a)
Indivior PLC	372	866	*

See Notes to Schedule of Investments.

QS BATTERYMARCH MANAGED VOLATILITY INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Pharmaceuticals - (continued)
Mitsubishi Tanabe Pharma Corp.	1,500	$21,981	(a)
Novartis AG, Registered Shares	345	31,729	(a)
Otsuka Holdings KK	600	17,995	(a)
Roche Holding AG	100	27,104	(a)
Sanofi	200	18,227	(a)
Santen Pharmaceutical Co., Ltd.	500	26,758	(a)
Shionogi & Co., Ltd.	800	20,725	(a)
Teva Pharmaceutical Industries Ltd., ADR	518	29,790
Tsumura & Co.	400	8,843	(a)

Total Pharmaceuticals		304,044

TOTAL HEALTH CARE		325,591

INDUSTRIALS - 5.5%
Industrial Conglomerates - 1.3%
Jardine Matheson Holdings Ltd.	400	24,340	(a)
Siemens AG, Registered Shares	150	17,012	(a)

Total Industrial Conglomerates		41,352

Road & Rail - 2.6%
ComfortDelGro Corp., Ltd.	17,000	33,282	(a)
MTR Corp., Ltd.	6,161	25,163	(a)
West Japan Railway Co.	500	23,693	(a)

Total Road & Rail		82,138

Transportation Infrastructure - 1.6%
Beijing Capital International Airport Co., Ltd.	36,000	28,715	(a)
Hutchison Port Holdings Trust	33,000	22,740	(a)

Total Transportation Infrastructure		51,455

TOTAL INDUSTRIALS		174,945

INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.9%
VTech Holdings Ltd.	2,000	28,669	(a)

Electronic Equipment, Instruments & Components - 0.3%
Nippon Electric Glass Co., Ltd.	2,000	9,016	(a)

Office Electronics - 0.7%
Neopost SA	400	22,703	(a)

TOTAL INFORMATION TECHNOLOGY		60,388

MATERIALS - 0.8%
Chemicals - 0.8%
Givaudan SA, Registered Shares	15	26,821	*(a)

TELECOMMUNICATION SERVICES - 16.8%
Diversified Telecommunication Services - 11.9%
BCE Inc.	506	23,205
Belgacom SA	1,100	39,831	(a)
Bezeq Israeli Telecommunication Corp., Ltd.	18,589	33,049	(a)
Chunghwa Telecom Co., Ltd., ADR	656	19,306
Elisa OYJ	1,000	27,217	(a)
HKT Trust and HKT Ltd.	26,000	33,762	(a)
Nippon Telegraph & Telephone Corp.	500	25,729	(a)
Orange	1,900	32,312	(a)
PCCW Ltd.	52,991	36,236	(a)
Portugal Telecom, SGPS, SA, Registered Shares	4,300	4,439	(a)
Singapore Telecommunications Ltd.	8,000	23,483	(a)
Swisscom AG, Registered Shares	54	28,355	(a)
TDC A/S	3,136	23,898	(a)

See Notes to Schedule of Investments.

QS BATTERYMARCH MANAGED VOLATILITY INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Diversified Telecommunication Services - (continued)
Telefonica Deutschland Holding AG	6,000	$32,043	(a)

Total Diversified Telecommunication Services		382,865

Wireless Telecommunication Services - 4.9%
China Mobile Ltd.	1,949	22,947	(a)
KDDI Corp.	600	37,542	(a)
NTT DoCoMo Inc.	1,500	21,957	(a)
Rogers Communications Inc., Class B Shares	537	20,878
StarHub Ltd.	7,000	21,920	(a)
Vodacom Group Ltd.	1,600	17,670	(a)
Vodafone Group PLC	4,024	13,788	(a)

Total Wireless Telecommunication Services		156,702

TOTAL TELECOMMUNICATION SERVICES		539,567

UTILITIES - 11.7%
Electric Utilities - 6.6%
Cheung Kong Infrastructure Holdings Ltd.	4,557	33,671	(a)
Chugoku Electric Power Co. Inc.	900	11,786	(a)
CLP Holdings Ltd.	3,933	34,129	(a)
Hokuriku Electric Power Co.	800	10,216	(a)
Huaneng Power International Inc., Class H Shares	26,000	35,171	(a)
Power Assets Holdings Ltd.	2,843	27,447	(a)
Scottish & Southern Energy PLC	946	23,749	(a)
Spark Infrastructure Group	12,356	21,387	(a)
Terna SpA	3,204	14,515	(a)

Total Electric Utilities		212,071

Gas Utilities - 1.3%
Osaka Gas Co., Ltd.	5,000	18,688	(a)
Tokyo Gas Co., Ltd.	4,000	21,585	(a)

Total Gas Utilities		40,273

Independent Power and Renewable Electricity Producers - 0.7%
Tractebel Energia SA	1,000	12,614	(a)
TransAlta Corp.	1,232	11,156

Total Independent Power and Renewable Electricity Producers		23,770

Multi-Utilities - 2.2%
Centrica PLC	4,086	17,586	(a)
GDF Suez	1,080	25,224	(a)

See Notes to Schedule of Investments.

QS BATTERYMARCH MANAGED VOLATILITY INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY		SHARES	VALUE
Multi-Utilities - (continued)
National Grid PLC		2,062	$29,395	(a)

Total Multi-Utilities			72,205

Water Utilities - 0.9%
Severn Trent PLC		900	27,904	(a)

TOTAL UTILITIES			376,223

TOTAL COMMON STOCKS (Cost - $2,759,759)			3,118,718

PREFERRED STOCKS - 0.8%
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Telefonica Brasil SA		700	12,364	(a)

UTILITIES - 0.4%
Electric Utilities - 0.4%
Companhia Energetica de Minas Gerais		2,270	11,089	(a)

TOTAL PREFERRED STOCKS (Cost - $36,659)			23,453

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,796,418)			3,142,171

	RATE
SHORT-TERM INVESTMENTS - 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $10,317)	0.060%	10,317	10,317

TOTAL INVESTMENTS - 98.1% (Cost - $2,806,735#)			3,152,488

Other Assets in Excess of Liabilities - 1.9%			62,211
TOTAL NET ASSETS - 100.0%			$3,214,699

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Batterymarch Managed Volatility International Dividend Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$96,558	$206,019	—	$302,577
Consumer staples	57,580	442,741	—	500,321
Energy	44,287	69,157	—	113,444
Financials	95,657	603,184	—	698,841
Health care	30,656	294,935	—	325,591
Telecommunication services	63,389	476,178	—	539,567
Utilities	11,156	365,067	—	376,223
Other common stocks	—	262,154	—	262,154
Preferred Stocks	—	23,453	—	23,453

Total long-term investments	$399,284	$2,742,888	—	$3,142,171

Short-term investments†	10,317	—	—	10,317

Total investments	$409,601	$2,742,888	—	$3,152,488

†	See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2014, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2014, securities valued at $2,742,888 were temporarily transferred from Level 1 to Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At December 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$518,425
Gross unrealized depreciation	(172,672)

Net unrealized appreciation	$345,753

3. Subsequent Event

Effective March 31, 2015, the Fund will be renamed QS Batterymarch International Dividend Fund. The Fund’s investment policies and strategies remain unchanged.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	February 25, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 25, 2015